TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Trade and other receivable [Line Items]
Dividends and other distributions	$ 207	$ 4,952
IG Copper, LLC [Member]
Trade and other receivable [Line Items]
Dividends and other distributions		$ 4,952	$ 3,743